Share Capital - Summary of Share Repurchases (Detail) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended	12 Months Ended
		Feb. 19, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation		2,214,780	36,067,323	36,332,197
Average price per share		$ 42.84	$ 52.07	$ 50.97
Shares repurchased	[1]		$ 1,878	$ 1,852
Share Capital [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased			992	998
Contributed Surplus [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased			0	23
Retained Earnings [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased			$ 886	$ 831

[1]	All equity transactions were attributable to common shareholders.